Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 844,684	$ 130,748	¥ 972,803
Restricted cash, net of allowance of RMB nil and RMB 119 as of August 31, 2020 and 2021, respectively	669,029	103,558	1,037,653
Short-term investments			13,695
Accounts receivable, net of allowance of RMB 15,433 and RMB 19,895 as of August 31, 2020 and 2021, respectively	41,723	6,458	14,785
Amounts due from related parties, net of allowance of RMB nil and RMB 233 as of August 31, 2020 and 2021, respectively	15,087	2,335	16,513
Other receivables, deposits and other assets, net of allowance of RMB nil and RMB 797 as of August 31, 2020 and 2021, respectively	81,119	12,558	166,215
Inventories	7,579	1,173	5,993
Amounts due from Affected Entities, net of allowance of RMB nil and RMB nil as of August 31, 2020 and 2021, respectively	2,028,866	314,046	1,890,534
Current assets belong to discontinued operations			2,998,616
Total current assets	3,688,087	570,876	7,116,807
Restricted cash – non current, net of allowance of RMB nil and RMB 0* as of August 31, 2020 and 2021, respectively	1,450	224	1,400
Property and equipment, net	519,452	80,406	557,528
Intangible assets, net	485,822	75,200	504,515
Goodwill, net	1,950,186	301,868	2,052,724
Long-term investments	75,443	11,678	55,137
Prepayments for construction contract	5,974	925	3,348
Deferred tax assets, net	64,096	9,921	32,907
Other non-current assets, net of allowance of RMB nil and RMB 829 as of August 31, 2020 and 2021, respectively	68,217	10,559	6,811
Operating lease right-of-use assets –non current	1,773,773	274,561	1,816,721
Amounts due from Affected Entities –non current			250,000
Non-current assets belong to discontinued operations			1,091,588
Total non-current assets	4,944,413	765,342	6,372,679
TOTAL ASSETS	8,632,500	1,336,218	13,489,486
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 3,834 and RMB 10,941 as of August 31, 2020 and 2021, respectively)	73,411	11,363	68,233
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 11,897 and RMB 5,641 as of August 31, 2020 and 2021, respectively)	40,445	6,260	45,893
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB 11,548 and RMB 6,984 as of August 31, 2020 and 2021, respectively)	234,036	36,228	264,132
Short-term loans (including short-term loans of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2020 and 2021, respectively)	753,754	116,673	930,800
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 9,587 and RMB 19,091 as of August 31, 2020 and 2021, respectively)	178,213	27,585	93,311
Contract liabilities -current (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 134,090 and RMB 139,126 as of August 31, 2020 and 2021, respectively)	425,954	65,933	386,493
Refund liabilities -current (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 9,876 and RMB 10,398 as of August 31, 2020 and 2021, respectively)	32,362	5,009	56,783
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 16,648 and RMB 12,005 as of August 31, 2020 and August 31, 2021, respectively)	123,215	19,072	196,129
Bond payable (including bond payable of the consolidated VIEs without recourse to Bright Scholar of RMB nil and RMB nil as of August 31, 2020 and August 31, 2021, respectively)	1,836,362	284,249
Amounts due to Affected Entities (including amounts due to Affected Entities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 14,067 and RMB 283,270 as of August 31, 2020 and August 31, 2021, respectively)	333,270	51,587	525,643
Current liabilities belong to discontinued operations			3,543,803
Total current liabilities	4,031,022	623,959	6,111,220
Non-current contract liabilities (including non-current portion of contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 1,772 and RMB 1,084 as of August 31, 2020 and August 31, 2021, respectively)	1,421	220	1,772
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 8,007 and RMB 9,561 as of August 31, 2020 and 2021, respectively)	26,744	4,140	31,193
Bond payable (including bond payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2020 and August 31, 2021, respectively)			2,017,369
Long-term loan (including long-term loan of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB nil and RMB nil as of August 31, 2020 and August 31, 2021, respectively)	616	95	419
Other non-current liabilities due to related parties (including other non-current liabilities due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 26,843 and RMB 13,154 as of August 31, 2020 and 2021, respectively)	13,154	2,036	26,843
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 3,771 and RMB nil as of August 31, 2020 and 2021, respectively)			12,019
Operating lease liabilities – non current (including operating lease liabilities – non current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 83,077 and RMB 29,693 as of August 31, 2020 and August 31, 2021, respectively)	1,752,667	271,294	1,662,928
Non-current liabilities belong to discontinued operations			501,342
Total non-current liabilities	1,794,602	277,785	4,253,885
TOTAL LIABILITIES	5,825,624	901,744	10,365,105
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 119,488,962 shares issued and outstanding as of August 31, 2020, 118,928,526 shares issued and outstanding as of August 31, 2021)	8	1	8
Additional paid-in capital	1,727,020	267,324	1,854,262
Statutory reserves	2,531	392	65,567
Accumulated other comprehensive income	168,324	26,055	185,371
Retained earnings	648,944	100,449	632,722
Shareholders’ equity	2,546,827	394,221	2,737,930
Non-controlling interests	260,049	40,253	386,451
TOTAL EQUITY	2,806,876	434,474	3,124,381
TOTAL LIABILITIES AND EQUITY	¥ 8,632,500	$ 1,336,218	¥ 13,489,486